Condensed Consolidated Statements of Shareholders' Equity and Comprehensive Income - 3 months ended Mar. 31, 2020 - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Income	Retained Earnings	Redeemable Noncontrolling Interest
Beginning balance (in shares) at Dec. 31, 2019	53,622,206	53,622,206
Beginning balance at Dec. 31, 2019	$ 1,618,055	$ 4,635	$ 577,961	$ 1,052	$ (75,819)	$ 1,110,226
Comprehensive income:
Net income	91,696					91,696
Currency translation adjustment	(22,426)				(22,426)
Currency impact of long term funding (net of tax)	(591)				(591)
Transfer to realized capital gain	(232)				(232)
Amortization of interest rate hedge	(241)				(241)
Fair value of cash flow hedge (net of tax)	354				354
Total comprehensive income	68,560				(23,136)	91,696
Exercise of share options (in shares)		31,964
Exercise of share options	861	$ 2	859
Issue of restricted share units (in shares)		89,799
Issue of restricted share units	6	$ 6
Non-cash stock compensation expense	6,035		6,035
Share issuance costs	(3)		(3)
Share repurchase program (in shares)		(1,235,218)
Share repurchase program	(175,000)	$ (82)		82		(175,000)
Share repurchase costs	(140)					(140)
Noncontrolling interest adjustment to redemption amount	$ (4,522)					(4,522)
Ending balance (in shares) at Mar. 31, 2020	52,508,751	52,508,751
Ending balance at Mar. 31, 2020	$ 1,513,852	$ 4,561	$ 584,852	$ 1,134	$ (98,955)	$ 1,022,260
Beginning balance at Dec. 31, 2019	39,510						$ 39,510
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income attributable to redeemable noncontrolling interest							633
Total comprehensive income							633
Noncontrolling interest adjustment to redemption amount							4,522
Exercise of call option on noncontrolling interest shares							(44,665)
Ending balance at Mar. 31, 2020	$ 0						$ 0